Segment Reporting (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue	$ 5,358,023	$ 5,967,896	$ 5,172,688
Cost of revenue and related tax	2,854,379	2,229,496	2,151,399
Gross profit	2,503,644	3,738,400	3,021,289
Depreciation and amortization	131,024	121,934	118,857
Total capital expenditures	64,832	553,530	75,676
Online Education Service [Member]
Revenue	4,185,596	5,022,085	4,732,843
Cost of revenue and related tax	2,418,522	1,811,117	1,953,520
Gross profit	1,767,074	3,210,968	2,779,323
Depreciation and amortization	123,293	101,679	90,278
Total capital expenditures	50,815	546,131	74,807
Technological Development and Operation Service [Member]
Revenue	1,172,427	945,811	439,845
Cost of revenue and related tax	435,857	418,379	197,879
Gross profit	736,570	527,432	241,966
Depreciation and amortization	7,731	20,255	28,579
Total capital expenditures	$ 14,017	$ 7,399	$ 869